Financial Instruments at Fair Value Through Profit or Loss (FVTPL)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Financial Instruments at Fair Value Through Profit or Loss
7.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS (FVTPL)

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Financial assets mandatorily classified as at FVTPL

Derivative instruments (non-designated hedges)
Swap contracts	$4,282,512	$3,412,108	$108,770
Forward exchange contracts	258,362	248,813	7,932
Non-derivative financial assets
Quoted shares	2,898,751	2,277,680	72,607
Private-placement funds	1,503,382	1,435,095	45,747

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)
Open-end mutual funds	$590,346	$971,952	$30,983
Unquoted shares	863,484	822,065	26,205
Others	-	161,150	5,138

Hybrid financial assets
Equity-linked structured products	-	497,899	15,872
Convertible notes	360,635	345,730	11,021
Others	74,570	15,000	478

	$10,832,042	$10,187,492	$324,753

Current	$8,390,606	$7,754,182	$247,185
Non-current	2,441,436	2,433,310	77,568

	$10,832,042	$10,187,492	$324,753

Financial liabilities held for trading

Derivative instruments (non-designated hedges)
Swap contracts	$179,967	$736,231	$23,469
Forward exchange contracts	63,785	75,438	2,405
Accumulator contracts	-	13,751	438

	243,752	825,420	26,312
Contingent considerations (Note 29)	589,117	569,948	18,169

	$832,869	$1,395,368	$44,481

Current	$324,278	$966,484	$30,809
Non-current	508,591	428,884	13,672

	$832,869	$1,395,368	$44,481

a.	At each balance sheet date, outstanding swap contracts not accounted for hedge accounting were as follows:

Currency	Maturity Period	Notional Amount (In Thousands)

December 31, 2024

Sell RMB/Buy US$	2025.01	RMB830,661/US$114,000
Sell HKD/Buy US$	2025.02 - 2025.03	HKD22,830/US$2,939
Sell JPY/Buy US$	2025.01	JPY1,035,320/US$6,994
Sell MXN/Buy US$	2025.01	MXN923,715/US$45,000
Sell NT$/Buy US$	2025.01 - 2025.12	NT$108,539,284/US$3,496,000
Sell US$/Buy KRW	2025.01 - 2025.03	US$69,000/KRW99,002,500
Sell US$/Buy NT$	2025.01 - 2025.02	US$254,440/NT$8,221,338

December 31, 2025
Sell JPY/Buy US$	2026.01	JPY633,220/US$4,256
Sell MYR/Buy US$	2026.01 - 2026.04	MYR69,971/US$17,000
Sell NT$/Buy US$	2026.01 - 2026.12	NT$131,245,282/US$4,303,000
Sell US$/Buy KRW	2026.01 - 2026.02	US$52,000/KRW76,211,890
Sell US$/Buy NT$	2026.01 - 2026.03	US$69,180/NT$2,156,913

b.	At each balance sheet date, outstanding forward exchange contracts not accounted for hedge accounting were as follows:

Currency	Maturity Period	Notional Amount (In Thousands)

December 31, 2024

Sell RMB/Buy JPY	2025.01	RMB7,888/JPY165,000
Sell RMB/Buy NT$	2025.01 - 2025.03	RMB10,000/NT$44,542
Sell RMB/Buy US$	2025.01	RMB130,495/US$18,000
Sell EUR/Buy TND	2025.01 - 2025.12	EUR7,074/TND24,000
Sell EUR/Buy US$	2025.01 - 2025.12	EUR5,435/US$6,000
Sell NT$/Buy US$	2025.01 - 2025.02	NT$3,545,010/US$110,000
Sell US$/Buy RMB	2025.01 - 2025.02	US$436,000/RMB3,172,282
Sell US$/Buy EUR	2025.01	US$3,165/EUR3,000
Sell US$/Buy JPY	2025.01 - 2025.02	US$54,020/JPY8,335,356
Sell US$/Buy KRW	2025.01	US$7,000/KRW10,071,340
Sell US$/Buy MYR	2025.01	US$6,000/MYR26,758
Sell US$/Buy NT$	2025.01 - 2025.03	US$81,610/NT$2,653,807
Sell US$/Buy SGD	2025.01 - 2025.03	US$13,100/SGD17,506

December 31, 2025

Sell RMB/Buy JPY	2026.01	RMB7,583/JPY165,000
Sell RMB/Buy US$	2026.01	RMB127,404/US$18,000
Sell MXN/Buy US$	2026.01	MXN289,184/US$16,000
Sell NT$/Buy US$	2026.01 - 2026.03	NT$7,711,585/US$250,000
Sell US$/Buy RMB	2026.01	US$569,700/RMB4,009,470
Sell US$/Buy EUR	2026.01	US$2,325/EUR2,000
Sell US$/Buy JPY	2026.01 - 2026.02	US$83,700/JPY12,974,168
Sell US$/Buy KRW	2026.01	US$21,610/KRW31,573,162
Sell US$/Buy MYR	2026.01	US$500/MYR2,025
Sell US$/Buy NT$	2026.01 - 2026.03	US$246,330/NT$7,716,117
Sell US$/Buy SGD	2026.01 - 2026.02	US$17,700/SGD22,826

c.	At balance sheet date, outstanding accumulator contracts not accounted for hedge accounting were as follows:

December 31, 2025

Underlying Asset	Strike Price	Knock-out Price	Currency	Maturity Date	Contract Duration	Note

USD CBA	115.20-200.78 (a) /176.89-290.81 (b)	-	USD	2026.10 - 2026.12	1 year	Note 1
USD ACCU	631.42	800.90	USD	2026.08	1 year	Note 2

Note 1:
If the market price of the underlying asset is lower than the strike price (b), the Group shall purchase twice the agreed quantity of shares at the strike price (b). If the market price of the underlying asset is higher than the strike price (b), the Group shall purchase the agreed quantity of shares at the strike price (a). In addition, after a specified maintenance period has elapsed, the counterparty may early terminate the contract.

Note 2:
If the market price of the underlying asset is lower than or equal to the strike price, the Group will purchase twice the agreed quantity of shares at the strike price. If the market price of the underlying asset falls between the strike price and the knock-out price, the share settlement will be conducted based on the agreed quantity. If the market price of the underlying asset is higher than or equal to the knock-out price, the contract will be early terminated.